Loans and Allowance for Loan Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 1,068,432	$ 974,029
Commercial, financial, and agricultural
Loans and Leases Receivable Disclosure [Line Items]
Total loans	192,238	182,881
Residential real estate | Construction
Loans and Leases Receivable Disclosure [Line Items]
Total loans	26,492	18,907
Residential real estate | Mortgages
Loans and Leases Receivable Disclosure [Line Items]
Total loans	246,754	259,900
Commercial real estate | Construction
Loans and Leases Receivable Disclosure [Line Items]
Total loans	98,340	55,653
Commercial real estate | Mortgages
Loans and Leases Receivable Disclosure [Line Items]
Total loans	472,455	426,470
Installment and other consumer
Loans and Leases Receivable Disclosure [Line Items]
Total loans	$ 32,153	$ 30,218